Ajax-United Patterns & Molds, Inc. Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Business Combinations [Abstract]
Ajax-United Patterns & Molds, Inc. Acquisition

Note 2—Ajax-United Patterns & Molds, Inc. Acquisition

In April 2016, the Company completed the acquisition of Ajax-United Patterns & Molds, Inc. (“Ajax”), a manufacturer of complex plastic and metal products used in the medical, biomedical, semiconductor, data communication and food processing equipment industries, for $17,594.

The following table presents the measurement period adjustments from December 30, 2016 to March 31, 2017. Measurement period adjustments are primarily related to finalization of the valuation of deferred tax liabilities and net identifiable assets and liabilities:

	Preliminary Allocation December 30, 2016	Measurement Period Adjustment	Preliminary Allocation March 31, 2017
Cash acquired	$187	$—	$187
Accounts receivable, net	1,250	—	1,250
Inventories	3,236	—	3,236
Prepaid expenses and other current assets	77	8	85
Property and equipment, net	1,545	(78)	1,467
Other noncurrent assets	2,948	—	2,948
Intangible assets, net	8,030	—	8,030
Goodwill	7,078	(22)	7,056
Accounts payable and other accrued liabilities	(4,486)	9	(4,477)
Deferred tax liabilities	(2,271)	83	(2,188)

Total acquisition consideration	$17,594	$—	$17,594

Note 2—Ajax-United Patterns & Molds, Inc. Acquisition

In April 2016, the Company completed a stock purchase agreement of Ajax-United Patterns & Molds, Inc. (“Ajax”), a manufacturer of complex plastic and metal products used in the medical, biomedical, semiconductor, data communication and food processing equipment industries, for $17,594 with an additional potential earn-out payment of $1,500 due in March 2017 if certain financial targets are met. The Company does not believe these financial targets will be met. Pursuant to the purchase agreement, $1,300 was placed in escrow for working capital adjustments and is reflected in the accompanying consolidated balance sheet at December 30, 2016 as restricted cash. The Company has submitted working capital claims to the Ajax sellers and believes a substantial portion of the amount in escrow will be returned to the Company.

The total preliminary purchase price of $17,594 was allocated to the underlying assets acquired and liabilities assumed based on their fair values. The allocation of purchase price to goodwill and identifiable assets and liabilities is subject to the final determination of purchase price, as the purchase price and asset values are subject to valuation and contractual adjustments of working capital, which has not been settled.

The following table presents the preliminary allocation and measurement period adjustments of the purchase price of $17,594 to the assets acquired and liabilities assumed based on their fair values. Measurement period adjustments are primarily related to finalization of the valuation of deferred tax liabilities and intangible assets acquired:

	Preliminary Allocation April 12, 2016	Measurement Period Adjustment	Preliminary Allocation December 30, 2016
Cash acquired	$187	$—	$187
Accounts receivable, net	1,245	5	1,250
Inventories	3,236	—	3,236
Prepaid expenses and other current assets	77	—	77
Property and equipment, net	1,545	—	1,545
Other noncurrent assets	2,948	—	2,948
Intangible assets, net	8,130	(100)	8,030
Goodwill	4,629	2,449	7,078
Accounts payable and other accrued liabilities	(4,403)	(83)	(4,486)
Deferred tax liabilities	—	(2,271)	(2,271)

Total acquisition consideration	$17,594	$—	$17,594

The acquisition is expected to allow us to manufacture and assemble the complex plastic and metal products required by the medical, biomedical, semiconductor and data communication equipment industries. The Company has preliminarily allocated approximately $7,078 of the purchase price to goodwill. Goodwill was primarily attributed to assembled workforce and expected synergies resulting from the acquisition. Goodwill is not deductible for tax purposes.

As a result of the acquisition, the Company has preliminarily recorded approximately $10,516 of net identifiable assets including $8,030 of identifiable intangible assets and $6,757 of identifiable liabilities. The acquired intangible assets consist primarily of $8,000 of customer relationship and will be amortized over their useful lives of ten years.

In 2016, the Company also incurred approximately $1,514 in acquisition-related transaction costs which are included in selling, service and administration expenses in the Consolidated Statements of Operations. The operating results of this acquisition are included in the Company’s results of operations since the date of acquisition. Since the date of acquisition, Ajax contributed $19,976 in sales and $575 of operating income. Pro forma financial information has not been provided for the acquisition of Ajax as it was not material to the Company’s current year operations and overall financial position.